DEFERRED TAX LIABILITIES	12 Months Ended
Dec. 31, 2024
Deferred Tax Liabilities
DEFERRED TAX LIABILITIES

NOTE 13 – DEFERRED TAX LIABILITIES

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Opening	861	1,586
Addition during the year	725	431
Closing	1,586	2,017

The temporary differences which give rises to the deferred income tax liability are as follows:

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Net book value of fixed assets	27,810	30,233
Net book value of ROUA	8	1,199
Less: Lease liabilities (ROUA)	(7)	(1,221)
Less: Net book value of non-qualifying assets	(95)	(27)
	27,716	30,184
Less: Tax written down value	(18,385)	(18,309)
Timing difference	9,331	11,875

Deferred tax liability @ 17%	1,586	2,017

Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect of a change in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Liabilities are established for uncertain tax positions expected to be taken in income tax returns when such positions are judged to meet the “more-likely-than-not” threshold based on the technical merits of the position.

Under the current tax law in Singapore, the Company is and will be subjected to the enterprise income tax rate of 17%.